Debt - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 316
2019	272
2020	239
2021	212
2022	189
Thereafter	769
Operating Leases, Future Minimum Payments Due, Total	$ 1,997